Annual Total Returns- Thrivent Large Cap Growth Fund (Class A) [BarChart] - Class A - Thrivent Large Cap Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.29%)	17.79%	34.89%	10.05%	9.69%	(2.26%)	27.70%	1.47%	31.61%	42.44%